PROPERTY, PLANT AND EQUIPMENT - Useful Life (Details)	6 Months Ended
Jun. 30, 2023
Building and building improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years
Building and building improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years
Furniture, fixtures and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	1 year
Furniture, fixtures and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	20 years